FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets for which fair value approximates carrying value	746,580	599,088	401,375
Interest-bearing deposits in other banks	57,566	89,085
Available-for-sale securities	44,636	41,263
Available-for-sale securities	44,636	41,263
Held-to-maturity securities	2,506	1,762
Held-to-maturity securities	3,110	2,124
Loans and leases, net of allowance for loan and lease losses	278,031	225,768
Liabilities for which fair value approximates carrying value	656,879	517,054
Interest-bearing deposits	176,221	165,024
Long-term debt	84,768	58,976
Long-term debt	84,617	58,812
Standby letters of credit	435	349
Guarantees	37,618	31,234
Guarantees	108	68
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets for which fair value approximates carrying value	266,095	149,467
Assets for which fair value approximates carrying value	266,095	149,467
Liabilities for which fair value approximates carrying value	296,669	214,126
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-bearing deposits in other banks	57,574	89,128
Loans and leases, net of allowance for loan and lease losses	278,222	226,135
Liabilities for which fair value approximates carrying value	296,669	214,126
Interest-bearing deposits	176,141	164,983
Standby Letters of Credit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Standby letters of credit	756	1,207